Note 9 - Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Short-Term Debt [Table Text Block]
	2022	2021
Securities sold under agreements to repurchase	$127,574	$112,760
Federal funds purchased	-	-
Federal Home Loan Bank short-term advances	-	-
Total short-term borrowings	$127,574	$112,760
	Average Balances		Cost of Funds
	2022	2021	2022	2021
Securities sold under agreements to repurchase	$113,893	$129,207	1.06%	0.30%
Federal funds purchased	779	19	2.70%	0.72%
Federal Home Loan Bank short-term advances	7,111	6,056	1.50%	0.14%
Total short-term borrowings	$121,783	$135,282	1.10%	0.30%